Bank loan (Details Narrative)	12 Months Ended
	Feb. 28, 2025 SGD ($)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 SGD ($)
Debt Disclosure [Abstract]
Debt term	5 years
Unsecured debt	$ 50,000
Debt instrument maturity date	June 2025
Interest rate	2.50%	2.50%
Bank loan carrying amount	$ 3,442	$ 2,551	$ 13,945